Convertible Notes Payable, Net (Details)											1 Months Ended	3 Months Ended				12 Months Ended
		Dec. 03, 2024 USD ($) $ / shares	Oct. 20, 2024 USD ($) $ / shares	Sep. 28, 2024 USD ($) $ / shares	Sep. 10, 2024 USD ($)	Aug. 31, 2024 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 18, 2024 USD ($) $ / shares	Jun. 17, 2024 USD ($) $ / shares	Jun. 11, 2024 USD ($) $ / shares shares	Nov. 30, 2024 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) Years shares		Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares		Sep. 30, 2023 USD ($) shares		Dec. 18, 2024 shares	Nov. 08, 2024 USD ($) shares	Apr. 30, 2024 Percentage Years
Convertible Notes Payable, Net [Line Items]
Common stock shares issued (in Shares) | shares												5,013,863	4,930,531	[1]		2,098,999	[1]	1,259,333	[1]
Warrant term																						3 years
Fair value of warrant												$ (104,278,287)	$ 624,888
Debt discount								$ 12,500				$ 150,000	$ 150,000
Conversion price (in Dollars per share) | $ / shares		$ 2										$ 2
Volume weighted average price percentage		90.00%										90.00%
Consecutive trading days												10 days	10 years
Additional loans payable percentage							70.00%
Outstanding common stock percentage												4.99%	4.99%
Trading days												3 days	3 days
Accrued and unpaid interest												$ 10	$ 10
Amortization of debt discount												$ 135,470	413,911			315,834
Purchase warrant shares (in Shares) | shares																				1
Loans payable percentage							30.00%
Reclassification of stock purchase warrants from equity-classified to liability-classified	[2]												237,509
Non-cash loss for the change in fair value													(45,784)
August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Fair value of warrant						$ 447,316
Debt discount						342,314
Warrants						239,389
June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Fair value of warrant							$ 989,746						$ 283,293
Debt discount							300,009
Warrants							237,509
June 2024 Note [Member]
Convertible Notes Payable, Net [Line Items]
Warrants							$ 74,991
Conversion Agreement [Member]
Convertible Notes Payable, Net [Line Items]
Warrant term																5 years
Purchase warrant shares (in Shares) | shares																351,424
November Two Thousand Twenty Four Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Fair value of warrant											$ 663,408
Assumptions fair value of warrants issued											5
August 2024 Note [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount						515,000
Cash proceeds from principal amount						$ 412,075
Interest rate						12.00%
Conversion price (in Dollars per share) | $ / shares						$ 2.5
Warrants						$ 275,611
Senior Unsecured Promissory Note [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount										$ 312,500
Cash proceeds from principal amount										$ 250,000
Interest rate										12.00%
Conversion price (in Dollars per share) | $ / shares										$ 2
Debt discount										$ 62,500
Senior Unsecured Promissory Note [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Common stock shares issued (in Shares) | shares						175,000
Warrant exercise price (in Dollars per share) | $ / shares						$ 2
Warrant term						5 years
Senior Unsecured Promissory Note [Member] | June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares										$ 2
Warrant term										5 years
Purchase warrant shares (in Shares) | shares										150,000
December Two Thousand Twenty Four [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount		$ 500,000
Cash proceeds from principal amount		$ 450,000
Interest rate		10.00%										10.00%	99.00%
Fair value of warrant													$ 222,865			$ 222,865
Debt discount		$ 25,000
Issuance cost		$ 25,000
Consecutive trading days		10 days										10 days	5 years
Floor price (in Dollars per share) | $ / shares		$ 0.33										$ 0.33
Additional loans payable percentage		18.00%										18.00%
Redemption outstanding percentage		10.00%										10.00%
Outstanding common stock percentage												4.99%	4.99%
Amortization Event [Member]
Convertible Notes Payable, Net [Line Items]
Interest rate												99.00%
September 2024 Note [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount					$ 125,000
Cash proceeds from principal amount					$ 100,000
Interest rate					12.00%
Debt discount					$ 25,000
Amortization of debt discount												$ 125,269	$ 345,209			298,832
Interest expense												$ 27,567
Interest expenses													$ 25,961			24,866
Additional Convertible Promissory Note [Member]
Convertible Notes Payable, Net [Line Items]
Interest rate										12.00%
Conversion price (in Dollars per share) | $ / shares										$ 2
Convertible promissory note										$ 500,000
Debt term										2 years
Additional June 2024 Notes [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount								31,250	$ 31,250
Cash proceeds from principal amount								$ 25,000	$ 25,000
Interest rate								12.00%	12.00%
Conversion price (in Dollars per share) | $ / shares								$ 2	$ 2
Debt discount								$ 6,250	$ 6,250
Additional September 2024 Notes [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount				$ 230,000
Cash proceeds from principal amount				$ 184,000
Interest rate				12.00%
Conversion price (in Dollars per share) | $ / shares				$ 2
Debt discount				$ 46,000
October Two Thousand Twenty Four Note [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount			$ 12,500
Cash proceeds from principal amount			$ 10,000
Interest rate			12.00%
Conversion price (in Dollars per share) | $ / shares			$ 2
Debt discount			$ 2,500
Conversion [Member]
Convertible Notes Payable, Net [Line Items]
Principal amount																					$ 771,085
Common stock shares issued (in Shares) | shares																					319,952
Interest expenses																$ 130,029
Conversion [Member] | Conversion Agreement [Member]
Convertible Notes Payable, Net [Line Items]
Warrant exercise price (in Dollars per share) | $ / shares																$ 2.41
Measurement Input, Price Volatility [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued						183.31
Measurement Input, Price Volatility [Member] | June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued							182.23						113.8
Measurement Input, Price Volatility [Member] | November Two Thousand Twenty Four Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued											113.8
Measurement Input, Risk Free Interest Rate [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued | Percentage																						4.87
Measurement Input, Risk Free Interest Rate [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued						3.84
Measurement Input, Risk Free Interest Rate [Member] | June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued							4.41						4.4
Measurement Input, Risk Free Interest Rate [Member] | November Two Thousand Twenty Four Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued											4.2
Measurement Input, Expected Dividend Rate [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued | Percentage																						0
Measurement Input, Expected Dividend Rate [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued						0
Measurement Input, Expected Dividend Rate [Member] | June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued							0						0
Measurement Input, Expected Term [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued | Years																						3
Measurement Input, Expected Term [Member] | August 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued						5
Measurement Input, Expected Term [Member] | June 2024 Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued | Years													4.6
Measurement Input, Expected Term [Member] | November Two Thousand Twenty Four Warrant [Member]
Convertible Notes Payable, Net [Line Items]
Assumptions fair value of warrants issued											0
Common Stock [Member]
Convertible Notes Payable, Net [Line Items]
Reclassification of stock purchase warrants from equity-classified to liability-classified	[2]
Common Stock [Member] | December Two Thousand Twenty Four [Member]
Convertible Notes Payable, Net [Line Items]
Consecutive trading days												5 days

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.
[2]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.